EXPLORATION, EVALUATION AND PROJECT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Global exploration and evaluation	$ 153	$ 143
Minesite exploration and evaluation	37	40
Exploration, evaluation and project expenses	392	361
Reko Diq [Member]
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	126	60
Lumwana [Member]
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	0	37
Other projects [Member]
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	$ 76	$ 81